Stock-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
Feb. 28, 2014
Stock-based Compensation 1	20,000
Stock-based Compensation 2	$ 54,471
Stock-based Compensation 3	151,916
Stock-based Compensation 4	$ 414,822